SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 30, 2023	Oct. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of shares, Unvested			709,992	1,326,982	1,326,982
Weighted Average Grant Date Fair Value - Unvested			$ 0.56	$ 0.57	$ 0.57
Weighted average remaining contractual life					3 months	3 years 5 months 26 days
Aggregate intrinsic value			$ 2,537,156	$ 7,998,367	$ 7,998,367
Number of shares, Granted	2,278,108	2,278,108		0
Weighted Average Grant Date Fair Value - Granted
Number of shares, Vested			(55,370)		(361,303)
Weighted Average Grant Date Fair Value - Vested			$ 0.53		$ 0.57
Number of shares, Forfeited			(244,494)		(255,687)
Weighted Average Grant Date Fair Value - Forfeited			$ 0.58		$ 0.60
Number of shares, Unvested			410,128		709,992	1,326,982
Weighted Average Grant Date Fair Value - Unvested			$ 0.54		$ 0.56	$ 0.57
Weighted average remaining contractual life					2 years 6 months 29 days
Aggregate intrinsic value					$ 2,537,156	$ 7,998,367